Digital Assets, Fair Value - Schedule of Activity in Digital Assets (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Crypto Asset, Activity [Line Items]
Balance at December 31, 2025	$ 1,630,827
Realised Gains (Losses)	942,915
Unrealized gains (losses)	(1,275,395)
Net Gain/Loss	(332,480)
SOL Units [Member]
Crypto Asset, Activity [Line Items]
Balance at January 1, 2025
Purchases during the year	46,118.55
Sales during the year	(33,118.32)
Balance at December 31, 2025	13,000.23
BTC Units [Member]
Crypto Asset, Activity [Line Items]
Balance at January 1, 2025
Purchases during the year	8.77
Sales during the year	(8.77)
Balance at December 31, 2025
ETH Units [Member]
Crypto Asset, Activity [Line Items]
Balance at January 1, 2025
Purchases during the year	8.95
Sales during the year	(8.95)
Balance at December 31, 2025
XRP Units [Member]
Crypto Asset, Activity [Line Items]
Balance at January 1, 2025
Purchases during the year	146,432.14
Sales during the year	(146,432.14)
Balance at December 31, 2025
SOL (UDD) [Member]
Crypto Asset, Activity [Line Items]
Realised Gains (Losses)	919,720
Unrealized gains (losses)	(1,275,395)
Net Gain/Loss	(355,675)
BTC (USD) [Member]
Crypto Asset, Activity [Line Items]
Realised Gains (Losses)	12,569
Unrealized gains (losses)
Net Gain/Loss	12,569
ETH (USD) [Member]
Crypto Asset, Activity [Line Items]
Realised Gains (Losses)	223
Unrealized gains (losses)
Net Gain/Loss	223
XRP (USD) [Member]
Crypto Asset, Activity [Line Items]
Realised Gains (Losses)	10,849
Unrealized gains (losses)
Net Gain/Loss	$ 10,849